Apr. 01, 2016
Wilshire Global Allocation Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Wilshire Variable Insurance Trust (the “Trust”)

Wilshire Global Allocation Fund (the “Fund”)

Supplement dated March 30, 2016 to the Fund’s Summary Prospectus and Prospectus dated May 1, 2015.

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS AND PROSPECTUS.

Effective on or about March 30, 2016, the principal investment strategy of the Fund will change as described below. Effective on that same date, all references in the Prospectus to Guggenheim Partners Investment Management, LLC (“Guggenheim”) as a subadviser to the Fund are removed.

Effective on or about March 30, 2016, the Fund will no longer invest in direct investments. As of that date, the Fund will invest all of its assets in the underlying affiliated funds (the “Underlying Funds”) which are mutual funds advised by Wilshire Associated Incorporated, the Fund’s investment adviser, which currently include the Large Company Growth Portfolio, Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund and the Wilshire Income Opportunities Fund and in unaffiliated exchange-traded funds ("ETFs"). Accordingly, effective on that same date, the indirect expenses that shareholders bear will also change. All references to the direct investments are deleted from the Summary Prospectus and Prospectus

Although the Fund will no longer make direct investments in fixed income securities, the Fund will have exposure to fixed income securities through its investment in the Wilshire Income Opportunities Fund, which is sub-advised by Guggenheim and DoubleLine® Capital LP (each, a “Subadviser”). Accordingly, all references to the Fund’s direct investments in fixed income securities are revised to reflect that such investments will be made indirectly through the Wilshire Income Opportunities Fund.

The following replaces the sub-section titled “Annual Fund Operating Expenses” under the section “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses*

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees**	0.04%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses***	0.97%
Total Annual Fund Operating Expenses	1.43%

*	The Fund’s shareholders indirectly bear, pro rata, the expenses of the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, the Wilshire Income Opportunities Fund, and ETFs. These indirect expenses are based on actual expense ratios for the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, the Wilshire Income Opportunities Fund, and ETFs. The Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, and the Wilshire Income Opportunities Fund fees and expenses and the fees and expenses of ETFs are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of the Prospectus.

**	Wilshire receives directly from the Fund a fee based on the average daily net assets of the Fund that are not invested in the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund and the Wilshire Income Opportunities Fund. Future reallocation of the Fund’s investments in underlying funds could change the Management Fee.

***	Acquired Fund Fees and Expenses are estimated based upon the Fund’s current allocations to Underlying Funds and ETF investments. Future reallocation of such investments could change Acquired Fund Fees and Expenses.

The following replaces the sub-section titled “Example” under the section “Fees and Expenses of the Fund”:

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$146	$452	$782	$1,713

The following information replaces the information under the heading “Fund Summary” and sub-heading “Principal Investment Strategies” on page 4 of the Summary Prospectus and Prospectus:

The Fund will invest in Underlying Funds and unaffiliated ETFs.

Underlying Funds include mutual funds advised by Wilshire Associates Incorporated, the Fund's investment adviser (the “Adviser”), and currently include the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, and the Wilshire Income Opportunities Fund. Under normal circumstances, the Fund’s target asset mix is 65% equity securities and 35% fixed income securities, with a range of 50% to 75% in equity securities and a range of 25% to 50% in fixed income securities.

Under normal market conditions, the Fund invests in a diversified portfolio of global debt and equity securities of which at least 40% of the Fund’s net assets will be invested in non-U.S. investments and in at least three different countries. The Fund normally invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The Fund seeks income by investing in a combination of corporate, agency and government bonds and other debt securities of any maturity issued in numerous countries, including emerging markets countries. The Fund may also invest in high-yield bonds rated below investment grade credit quality (also known as “high yield securities” or “junk bonds”). The Fund seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere in the world, including emerging markets.

Underlying Fund Investment Strategies

The following describes the types of securities in which the Large Company Growth Portfolio is permitted to invest:

•	The Large Company Growth Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Large Company Growth Portfolio invests substantially all of its assets in common stock of companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•	The Large Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Large Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Large Company Value Portfolio is permitted to invest:

•	The Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Large Company Value Portfolio invests substantially all of its assets in the common stock companies with large market capitalizations—generally greater than $10 billion at the time of purchase.

•	The Large Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Large Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Growth Portfolio is permitted to invest:

•	The Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market.

•	The Small Company Growth Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $4 billion at the time of purchase.

•	The Small Company Growth Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Small Company Growth Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Growth Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Small Company Value Portfolio is permitted to invest:

•	The Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market.

•	The Small Company Value Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which is generally less than $4 billion at the time of purchase.

•	The Small Company Value Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields.

•	The Small Company Value Portfolio invests in small-cap companies that may still further develop.

•	The Small Company Value Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies.

The following describes the types of securities in which the Wilshire International Equity Fund is permitted to invest:

The Wilshire International Equity Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Wilshire International Equity Fund invests in companies organized outside the United States. Since the Wilshire International Equity Fund invests in companies of any size, it may at times invest in small-cap companies. The Wilshire International Equity Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Wilshire International Equity Fund invests primarily in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The Wilshire International Equity Fund may invest up to 35% of its net assets in emerging market securities, including ETFs. The Wilshire International Equity Fund may also invest in fixed-income securities of foreign governments and companies. The Wilshire International Equity Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

The following describes the types of securities in which the Wilshire Income Opportunities Fund is permitted to invest:

Under normal market conditions, the Wilshire Income Opportunities Fund seeks to achieve its investment objectives by investing at least 80% of its total assets in a multi-sector portfolio of income producing securities of varying maturities. Derivative investments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy.

The Wilshire Income Opportunities Fund will generally allocate its assets among several investment sectors, without limitation, which may include: high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; mortgage-related and other asset backed securities (such as collateralized debt obligations (“CDO”), collateralized loan obligations (“CLO”), and collateralized mortgage obligations (“CMO”)); and foreign currencies, including those of emerging market countries. In general for DoubleLine, a security is deemed to be an emerging market security if issued by either a sovereign, quasi-sovereign or corporate entity which resides within an emerging market country. An emerging market country generally includes all low-to-middle income countries as defined by the World Bank or countries considered emerging market for purposes of constructing major indices. In general for Guggenheim, a security is deemed to be an emerging market security if issued by either a sovereign or corporate entity which resides within an emerging market country as defined by the Barclays Emerging Market Aggregate Index. However, the Wilshire Income Opportunities Fund is not required to gain exposure to any one investment sector, and the Wilshire Income Opportunities Fund’s exposure to any one investment sector will vary over time. The Wilshire Income Opportunities Fund may invest an unlimited amount of its assets in any sector. The Wilshire Income Opportunities Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities. The Wilshire Income Opportunities Fund has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Wilshire Income Opportunities Fund’s investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. There is no limit on the average maturity of the Wilshire Income Opportunities Fund’s securities. The targeted weighted average duration of the portfolio is consistent with the Barclays Universal Index, which has a current weighted average duration of 5.5 years. However, it is expected that the Fund may deviate substantially from the benchmark duration, with a lower and upper bound of 1 and 10 years, respectively.

Although the Wilshire Income Opportunities Fund may invest an unlimited amount of its assets in high yield, lower-quality debt securities (also known as “junk bonds”), which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by Standard & Poor’s Ratings Services and Fitch Ratings) and unrated securities determined to be of comparable investment quality, the Fund expects its allocation to high yield bonds to range from 30% to 70% of its assets. The Wilshire Income Opportunities Fund also may invest in investment grade securities, bank loans, commercial paper, private placements, unregistered or restricted securities (including securities issued in reliance on Regulation D, Rule 144A and Regulation S) and convertible debt (which may result in equity received in a conversion or a workout). The Wilshire Income Opportunities Fund may seek to obtain exposure to the securities in which it invests through a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds. The Wilshire Income Opportunities Fund may also use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (typically lines of credit) for investment purposes.

The Wilshire Income Opportunities Fund may invest an unlimited amount in derivative instruments, such as options, futures, forwards or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Wilshire Income Opportunities Fund’s Prospectus or Statement of Additional Information. The Wilshire Income Opportunities Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Wilshire Income Opportunities Fund may use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The Wilshire Income Opportunities Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Wilshire Income Opportunities Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Wilshire Income Opportunities Fund may invest up to 20% of its total assets in preferred stocks and dividend-paying common stocks.

The Wilshire Income Opportunities Fund uses a multi-manager strategy with subadvisers who may employ different strategies.

The following information replaces “Active Management Risk,” “Equity Risk,” “Interest Rate Risk,” “Liquidity and Valuation Risk,” “Multi-Managed Fund Risk,” “Privately Issued Securities Risk,” and “Swaps Agreements Risk” under the heading “Fund Summary” and the sub-heading “Principal Risks” in the Summary Prospectus and Prospectus. Also, “Bank Loan Risk,” “Sale-Buyback Risk” and “Short Sale Risk,” are added under the sub-heading “Principal Risks” in the Summary Prospectus and Prospectus. In addition, any risk which included references to Guggenheim or the Fund making investments directly are hereby revised to refer to a Subadviser or to the Wilshire Income Opportunities Fund, respectively.

Active Management Risk. The Wilshire Income Opportunities Fund is subject to active management risk, the risk that the investment techniques and risk analyses applied by the Subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Subadvisers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved. Furthermore, active trading that can accompany active management will increase the expenses of the Fund because of brokerage charges, spreads or mark-up charges, which may lower the Fund’s performance.

Bank Loan Risk. To the extent the Fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral. Bank loans also often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities law. In addition, it may take longer than seven days for bank loan transactions to settle. Please see “Liquidity and Valuation Risk” below for a discussion of the liquidity issues that may arise due to such a settlement period.

Equity Risk. This is the risk that the prices of stocks held by an Underlying Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Underlying Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by Underlying Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Interest Rate Risk. For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity or duration bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. Duration is a measure of volatility not time that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a debt security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a fall in value for every year of duration. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect the Wilshire Income Opportunities Fund’s NAV.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Wilshire Income Opportunities Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s NAV, causing the Fund to sell the investment at a lower market price and unable to realize what a Subadviser believes should be the price of the investment. In addition, the Fund potentially will be unable to pay redemption proceeds within the allowable time period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.

Multi-Managed Fund Risk. The Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, Wilshire International Equity Fund, and the Wilshire Income Opportunities Fund are multi-managed funds with multiple subadvisers who employ different strategies. As a result, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund, and the Wilshire Income Opportunities Fund may have buy and sell transactions in the same security on the same day.

Privately Issued Securities Risk. The Fund may invest in privately-issued securities of public and private companies. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon a Subadviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain privately-issued securities may be illiquid. If there is no readily available trading market for privately-issued securities, the Fund may not be able to readily dispose of such investments at market prices that approximate those prices at which the securities are held to compute the Fund’s NAV. Privately-issued securities are also more difficult to value. Privately-issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Sale-Buyback Risk. The Wilshire Income Opportunities Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Short Sale Risk. The Wilshire Income Opportunities Fund’s short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero.

Swaps Agreements Risk. Swap agreements are contracts between the Wilshire Income Opportunities Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact that they could be considered illiquid and many trades trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity, segregation and leveraging risks. The use of swap agreements may require asset segregation and thus the Fund may also be subject to segregation risk. Certain standardized swaps are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

The following information replaces the first four paragraphs under the heading “Principal Strategies and Risks” on page 18 of the Prospectus:

The Wilshire Global Allocation Fund seeks to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation. The Fund will invest in underlying affiliated funds (the “Underlying Funds”) and unaffiliated ETFs. Underlying Funds include mutual funds advised by Wilshire Associates, Inc., the Fund's investment adviser (the “Adviser”), and currently comprise the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund and the Wilshire Income Opportunities Fund. Under normal circumstances, the Wilshire Global Allocation Fund’s target asset mix is 65% equity securities and 35% fixed income securities, with a range of 50% to 75% in equity securities and a range of 25% to 50% in fixed income securities. Under normal market conditions, the Fund invests in a diversified portfolio of global debt and equity securities of which at 40% of the Fund's net assets will be invested in non-U.S. investments and in at least three different countries. The Fund normally invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The Fund seeks income by investing in a combination of corporate, agency and government bonds and other debt securities of any maturity issued in numerous countries, including emerging markets countries. The Fund may also invest in high-yield bonds rated below investment grade credit quality. The Fund seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere in the world, including emerging markets. The Wilshire Global Allocation Fund’s mix of assets is regularly adjusted among the Underlying Funds and unaffiliated ETFs. Changes in the investment allocation may occur several times within a year or over several years, depending upon market and economic conditions.

Under normal circumstances, the Wilshire Global Allocation Fund intends to be fully invested. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in response to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

The following information replaces the information under the heading “Principal Strategies and Risks” after the final paragraph on page 22 of the Prospectus:

The Wilshire Income Opportunities Fund will generally allocate its assets among several investment sectors, without limitation, which may include: high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; mortgage-related and other asset backed securities (such as collateralized debt obligations (“CDO”), collateralized loan obligations (“CLO”), and collateralized mortgage obligations (“CMO”)); and foreign currencies, including those of emerging market countries. In general for DoubleLine, a security is deemed to be an emerging market security if issued by either a sovereign, quasi-sovereign or corporate entity which resides within an emerging market country. An emerging market country generally includes all low-to-middle income countries as defined by the World Bank or countries considered emerging market for purposes of constructing major indices. In general for Guggenheim, a security is deemed to be an emerging market security if issued by either a sovereign or corporate entity which resides within an emerging market country as defined by the Barclays Emerging Market Aggregate Index. However, the Wilshire Income Opportunities Fund is not required to gain exposure to any one investment sector, and the Wilshire Income Opportunities Fund’s exposure to any one investment sector will vary over time. The Wilshire Income Opportunities Fund may invest an unlimited amount of its assets in any sector. The Wilshire Income Opportunities Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities. The Wilshire Income Opportunities Fund has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Wilshire Income Opportunities Fund’s investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. There is no limit on the average maturity of the Wilshire Income Opportunities Fund’s securities. The targeted weighted average duration of the portfolio is consistent with the Barclays Universal Index, which has a current weighted average duration of 5.5 years. However, it is expected that the Fund may deviate substantially from the benchmark duration, with a lower and upper bound of 1 and 10 years, respectively.

Currently, Wilshire has retained DoubleLine and Guggenheim to manage the Wilshire Income Opportunities Fund. The basic philosophy of each subadviser is described below.

DoubleLine: In managing its portion of the Fund, DoubleLine has broad flexibility to use various investment strategies and to invest in a wide variety of fixed income instruments that DoubleLine believes offer the potential for current income, capital appreciation, or both. DoubleLine expects to allocate its portion of the Fund’s assets in response to changing market, financial, economic, and political factors and events that the portfolio manager believes may affect the values of the Fund’s investments. DoubleLine seeks to manage its portion of the Fund’s duration based on DoubleLine’s view of, among other things, future interest rates and market conditions. There are no limits on the duration of the Fund’s portfolio. DoubleLine retains broad discretion to modify its portion of the Fund’s duration within a wide range.

Guggenheim: In managing its portion of the Fund, Guggenheim uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim also considers macroeconomic outlook and geopolitical issues. Guggenheim may determine to sell a security for several reasons including, the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value.

The following information replaces “Credit Risk,” under the heading “Principal Risks” on pages 23, 24, and 25 of the Prospectus and all of the other risks described below are added to such section. In addition, any risk which included references to Guggenheim or the Fund making investments directly are hereby revised to refer to a Subadviser or to the Wilshire Income Opportunities Fund, respectively.

Adjustable Rate Mortgage Securities Risk. The Wilshire Income Opportunities Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.

Asset-Backed and Mortgage-Backed Securities Risk. The Wilshire Income Opportunities Fund may invest in asset-backed securities, including mortgage-backed securities and structured investment vehicles (“SIVs”), which are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments.

The Fund will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which borrowers pay off their loans. When a borrower, such as a homeowner with respect to mortgage-backed securities, makes a prepayment, the Fund receives a larger portion of its principal investment back, which means that there will be a decrease in monthly interest payments. An underlying pool of assets, including but not limited to automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables may back asset-backed securities in which the Fund may invest. The Fund may invest in these and other types of asset-backed securities (including future receivables of cash flows or assets) that currently exist or may be developed in the future. The pool provides the interest and principal payments to investors. Asset-backed securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities, and thus it is possible that recovery on repossessed collateral might be unavailable or inadequate to support payments on these securities. Some mortgage-backed securities and SIVs may be leveraged or have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

The underlying assets (i.e., loans) are subject to prepayments, which can shorten the securities’ weighted average life and may lower their return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent or the financial institution providing credit support. These securities are subject to high degrees of credit, valuation and liquidity risks.

Further, recently adopted rules implementing credit risk retention requirements for asset-backed securities may increase the costs to originators, securitizers and, in certain cases, asset managers of securitization vehicles in which the Fund may invest. Although the impact of these requirements is uncertain, certain additional costs may be passed to the Fund and the Fund’s investments in asset-backed securities may be adversely affected. Many of the other changes required by the Dodd–Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) or foreign regulatory developments could materially impact the value of the Fund’s assets, expose the Fund to additional costs and require changes to investment practices, thereby adversely affecting the Fund’s performance.

Additional risks relating to investments in asset-backed securities may arise due to the type of asset-backed securities in which the Fund invests, defined by the assets collateralizing the asset-backed securities. For example, asset-backed securities backed by aircraft loans and leases may provide the Fund with a less effective security interest in the related underlying collateral than do mortgage-related securities and, thus, it is possible that recovery on repossessed collateral might be unavailable or inadequate to support payments on these asset-backed securities. In addition to the risks inherent in asset-backed securities generally, risks associated with aircraft securitizations include but are not limited to risks related to commercial aircraft, the leasing of aircraft by commercial airlines and the commercial aviation industry generally. With respect to any one aircraft, the value of such aircraft can be affected by the particular maintenance and operating history for the aircraft or its components, the model and type of aircraft, the jurisdiction of registration (including legal risks, costs and delays in attempting to repossess and export such aircraft following any default under the related loan or lease) and regulatory risk. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

Residential Mortgage-Backed Securities Risk. Home mortgage loans are typically grouped together into “pools” by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. When homeowners make interest and principal payments, these payments are passed on to the investors in the pool. Some of these pools are guaranteed by U.S. government agencies or by government sponsored private corporations – familiarly called “Ginnie Mae,” “Fannie Mae” and “Freddie Mac.” Home mortgage loans may also be purchased and grouped together by non-lending institutions such as investment banks and hedge funds who will sell interests in such pools to investors. Mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed-rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile, which may adversely affect the Wilshire Income Opportunities Fund’s holdings of mortgage-backed securities. In light of the current interest rate environment, the Fund’s investments in these securities may be subject to heightened interest rate risk.

Commercial Mortgage-Backed Securities Risk. Commercial mortgage backed securities (“CMBS”) are collateralized by one or more commercial mortgage loans. Banks and other lending institutions typically group the loans into pools and interests in these pools are then sold to investors, allowing the lender to have more money available to loan to other commercial real estate owners. Commercial mortgage loans may be secured by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings. Investments in CMBS are subject to the risks of asset-backed securities generally and particularly subject to credit risk, interest rate risk, and liquidity and valuation risk.

Certificates of Deposit and Bankers’ Acceptances Risk. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Collateralized Loan Obligations (“CDO”) and Collateralized Debt Obligations (“CLO”) Risk. A CLO is an asset-backed security whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, as well as other risks, including interest rate risk, credit and liquidity and valuation risks, and the risk of default. CLOs issue classes or “tranches” that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A CLO may experience substantial losses attributable to loan defaults. The Wilshire Income Opportunities Fund’s investment in a CLO may decrease in market value because of (i) loan defaults or credit impairment, (ii) the disappearance of subordinate tranches, (iii) market anticipation of defaults, and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of CLO securities in which the Fund invests. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches.

CDOs are structured similarly to CLOs, but are backed by pools of assets that are securities rather than only loans, typically including bonds, other structured finance securities (including other asset-backed securities and other CLOs) and/or synthetic instruments. CDOs are often highly leveraged, and like CLOs, the risks of investing in CDOs may be magnified depending on the tranche of CDO securities held by the Fund. The nature of the risks of CDOs depends largely on the type and quality of the underlying collateral and the tranche of CDOs in which the Fund may invest. CDOs collateralized by pools of asset-backed securities carry the same risks as investments in asset-backed securities directly, including losses with respect to the collateral underlying those asset-backed securities. In addition, certain CDOs may not hold their underlying collateral directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool. Such CDOs entail the risks associated with derivative instruments.

Commercial Paper Risk. The value of the Wilshire Income Opportunities Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates. As with other fixed-income securities, there is a risk that the issuer of commercial paper will default completely on its obligations. Commercial paper is generally unsecured and, thus, is subject to increased credit risk. The Fund may have limited or no recourse against the issuer of commercial paper in the event of default.

Convertible Securities Risk. Convertible securities, debt or preferred equity securities convertible into, or exchangeable for, equity securities, are generally preferred stocks and other securities, including fixed income securities and warrants that are convertible into or exercisable for common stock. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk. A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on the Wilshire Income Opportunities Fund’s ability to achieve its investment objective. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income- producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.

Counterparty Credit Risk. The Wilshire Income Opportunities Fund may invest in financial instruments and OTC-traded derivatives (including equity index swap agreements) involving counterparties for the purpose of gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The Fund may use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. Through these investments, the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

The Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.

Credit Risk. It is possible that some issuers of fixed income securities will not make payments on debt securities held by the Wilshire Income Opportunities Fund, or there could be defaults on repurchase agreements held by the Fund. This risk may be especially acute with respect to high yield securities (i.e., “junk bonds”). Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the market price of the security and Wilshire Income Opportunities Fund’s NAV. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for the Fund to sell. Any applicable limitation on the credit quality of a security in which the Wilshire Income Opportunities Fund may invest is applied at the time the Fund purchases the security. Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal.

Investment grade securities are fixed income securities that have been determined by a nationally or internationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined to be of comparable quality. Investment grade securities are designated “BBB”, “A”, “AA” or “AAA” category by Standard & Poor’s Ratings Group, Fitch Investors Service, Inc., Dominion Bond Rating Service Ltd., Morningstar Credit Ratings, LLC and Kroll Bond Rating Agency, Inc., and “Baa”, “A”, “Aa” or “Aaa” category by Moody’s Investors Service, or an equivalent rating by any other nationally or internationally recognized statistical rating organization, or have been determined to be of comparable quality. If nationally or internationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

Currency Risk. The Wilshire Income Opportunities Fund’s direct or indirect exposure to foreign currencies, including through ownership of securities of foreign issuers, subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging the impact on the Fund of fluctuations in the value of currencies may be magnified. To the extent the Fund hedges currency risk through the use of forward currency contracts, the Fund may incur increased implied transaction costs.

Dollar Roll Transaction Risk. The Wilshire Income Opportunities Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security (but not the same security) for settlement at a later date. The Fund gives up the principal and interest payments on the security, but may invest the sale proceeds, during the “roll period.” When the Fund enters into a dollar roll, any fluctuation in the market value of the security transferred or the securities in which the sales proceeds are invested can affect the market value of the Fund’s assets, and therefore, the Fund’s net asset value. As a result, dollar roll transactions may sometimes be considered to be the practical equivalent of borrowing and constitute a form of leverage. Dollar rolls also involve the risk that the market value of the securities the Fund is required to deliver may decline below the agreed upon repurchase price of those securities. In addition, in the event that the Fund’s counterparty becomes insolvent, the Fund’s use of the proceeds may become restricted pending a determination as to whether to enforce the Fund’s obligation to purchase the substantially similar securities.

Emerging Markets Risk. The Wilshire Income Opportunities Fund may invest in securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in securities in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; and (vii) high rates of inflation for prolonged periods. Sovereign debt of emerging countries may be in default or present a greater risk of default.

Equity Securities Risk. The Wilshire Income Opportunities Fund may invest in equity securities and equity-related securities, which include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities generally fluctuate in value more than other investments. Growth stocks may be more volatile than value stocks. The price of equity securities may rise or fall rapidly or unpredictably and reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. If the prices of the equity securities held by the Fund fall, the value of your investment in the Fund will be adversely affected. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. The Fund’s investment in securities offered through initial public offerings (“IPOs”) may have a magnified performance impact, either positive or negative, on the Fund, particularly if the Fund has a small asset base. There is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs. The Fund’s investments in IPOs may make it subject to more erratic price movements than the overall equity market.

Hedging Risk. The Wilshire Income Opportunities Fund may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Fund holds. A hedge is an investment, transaction or strategy designed to reduce the risk and impact of adverse market movements or changes in the price or value of a portfolio security or other investment. Hedging may be ineffective as a result of unexpected changes in the market, changes in the prices or values of the related instrument, or changes in the correlation of the instrument and the Fund’s hedging investment or transaction. Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Wilshire Income Opportunities Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established liquid market for instruments in which the Fund may invest, or there is a reduced number or capacity of traditional “market makers” with respect to fixed-income instruments, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Fund’s Subadvisers may be required to fair value the investments. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, there can be no assurance that the determination of a security’s fair value in accordance with the Fund’s valuation procedures will in fact approximate the price at which the Fund could sell that security at that time. As a result, investors who purchase or redeem shares of the Fund on days when the Fund is holding fair valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair valued the securities or had used a different valuation methodology. These risks may be magnified in a rising interest rate environment and if the Fund holds a significant percentage of fair valued securities may be particularly susceptible to the risks associated with fair valuation. Liquidity risk may also make it difficult for the Fund to meet redemption requests. Proportions of Fund investments that are fair valued vary from time to time. The Fund’s shareholder reports contain detailed information about the Fund’s holdings that are fair valued, including values of these holdings as of the dates of the reports. Investors should consider consulting these reports for detailed information.

The capacity of traditional fixed-income market makers has not kept pace with the consistent growth in the fixed-income markets over the past three decades, which has led to reduced levels in the capacity of these market makers to engage in fixed-income trading and, as a result, dealer inventories of corporate fixed-income instruments are at or near historic lows relative to market size. These factors may apply more strongly with respect to high yield fixed-income instruments than higher quality fixed-income instruments. Market makers tend to provide stability and liquidity to fixed-income markets through their intermediary services, and their reduced capacity and number could lead to decreased liquidity and increased volatility in the fixed-income markets. As a result, the Fund potentially will be unable to pay redemption proceeds within the allowable time period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.

Management Risk. The Wilshire Income Opportunities Fund is subject to management risk because it is an actively managed investment portfolio, which means that investment decisions are made based on investment views. The Fund’s Subadvisers and each individual portfolio manager will apply investment techniques and risk analysis in making decisions for the Fund, but there is no guarantee that these decisions will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Also, the Fund’s Subadvisers and their affiliates are engaged in a variety of business activities that are unrelated to managing the Fund, which may give rise to actual, potential or perceived conflicts of interest in connection with making investment decisions for the Fund. The Fund and its Subadvisers (and their affiliates) have established various policies and procedures that are designed to minimize conflicts and prevent or limit the Fund from being disadvantaged. There can be no guarantee that these policies and procedures will be successful in every instance. In certain circumstances, these various activities may prevent the Fund from participating in an investment decision. Additionally, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the Subadvisers and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. Active trading that can accompany active management will increase the costs the Fund incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders of the Fund and, as a result, may lower the Fund’s performance. However, the Fund is generally less likely to incur brokerage charges or mark-up charges to the extent the Fund invests in fixed-income instruments as opposed to other investments. Active trading may also result in adverse tax consequences.

Market Risk. The value of, or income generated by, the securities held by the Wilshire Income Opportunities Fund are subject to the possibility of rapid and unpredictable fluctuation. The value of certain securities (e.g., equity securities) tends to fluctuate more dramatically over the shorter term than do the value of other asset classes. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, investor confidence or economic, political, social or financial market conditions that may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the securities held by the Fund will increase in value along with the broader markets. For example, the value of the Fund's investments in securities or other instruments may be particularly susceptible to changes in commodity prices. As a result, a change in commodity prices may adversely affect the Fund's investments. Volatility of financial markets can expose the Fund to greater market risk, possibly resulting in reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by the Fund in a different country or geographic region because of the increasingly interconnected global economies and financial markets. The Fund’s Subadvisers potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity. Changes or disruptions in market conditions also may lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

Money Market Instruments Risk. Under normal market conditions, the Wilshire Income Opportunities Fund intends to be fully invested. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if a Subadviser determines that market conditions warrant, the Fund may also invest, without limitation, in high quality U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position is to avoid market losses. However, if market conditions improve, this strategy may result in reducing the potential gains from market upswings, thus reducing the Fund’s ability to achieve its investment objectives.

Prepayment Risk. The issuers of securities held by the Wilshire Income Opportunities Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes as well as limiting the ability of the Fund to invest in securities with higher interest rates. Prepayment risk is a major risk of certain asset-backed securities, including mortgage-backed securities. Most floating rate loans (such as syndicated bank loans) and fixed-income securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or fixed-income securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan or security.

Securities Lending Risk. The Wilshire Income Opportunities Fund may lend its investment securities in an amount of up to 33⅓% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would affect the Fund’s investment performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the Fund’s delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower. The Company’s Board of Directors will make arrangements to vote or consent with respect to a material event affecting portfolio securities on loan.

Short Sale and Short Exposure Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Wilshire Income Opportunities Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss. Short sales also subject the Fund to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. The use of short sales may cause the Fund to have higher expenses than those of equity mutual funds that do not engage in short sales, including the cost of paying the lender an amount equal to any dividends on the borrowed securities. Government actions also may affect the Fund’s ability to engage in short selling.

Special Situation Investments/Securities in Default Risk. Investments in the securities and debt of distressed issuers or issuers in default ("Special Situation Investments") involves a far greater level of risk than investing in issuers whose debt obligations are being met and whose debt trades at or close to its “par” or full value. While offering an opportunity for capital appreciation, Special Situation Investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full. Special Situation Investments can be very difficult to properly value, making them susceptible to a high degree of price volatility and potentially rendering them less liquid than performing debt obligations. Those Special Situation Investments involved in a bankruptcy proceeding can be subject to a high degree of uncertainty with regard to both the timing and the amount of the ultimate settlement. Special Situation Investments may also include debtor-in-possession financing, sub-performing real estate loans and mortgages, privately placed senior, mezzanine, subordinated and junior debt, letters of credit, trade claims, convertible bonds, and preferred and common stocks.

Temporary Investments Risk. From time to time, in attempting to respond to adverse market, economic, political or other conditions, the Wilshire Income Opportunities Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies and invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers’ acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy, the Fund may not achieve its investment objectives.

To-Be-Announced (“TBA”) Transactions Risk. The Wilshire Income Opportunities Fund may enter into “To Be Announced” (“TBA”) commitments to purchase or sell mortgage-backed securities for a fixed price at a future date. In TBA commitments, the selling counterparty does not specify the particular securities to be delivered. Instead, the purchasing counterparty agrees to accept any security that meets specified terms. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. In addition, the selling counterparty may not deliver the security as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date.

U.S. Government Securities Risk. Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (i) the full faith and credit of the United States government; (ii) the ability of the issuer to borrow from the U.S. Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate in value and are subject to investment risks, and certain U.S. government securities may not be backed by the full faith and credit of the United States government. The value of U.S. government obligations may be adversely affected by changes in interest rates. It is possible that the issuers of some U.S. government securities will not have the funds to timely meet their payment obligations in the future and there is a risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations.

When-Issued Purchases and Forward Commitments Risk. The Wilshire Income Opportunities Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock in as price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When the Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

Warrants Risk. The Wilshire Income Opportunities Fund may invest in warrants, which are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. The value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.